COMMAN STOCK (Details 4)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Third Conversion [Member] | Power Up Note #1 [Member]
Number Share issued upon converion | shares	1,666,434
Amount Converted | $	$ 20,500
Converion Price Per Share | $ / shares	$ 0.0143
Third Conversion [Member] | Power Up Note #2 [Member]
Number Share issued upon converion | shares	1,371,605
Amount Converted | $	$ 11,110
Converion Price Per Share | $ / shares	$ 0.0081
First Conversion [Member] | Power Up Note #1 [Member]
Number Share issued upon converion | shares	925,926
Amount Converted | $	$ 15,000
Converion Price Per Share | $ / shares	$ 0.0162
First Conversion [Member] | Power Up Note #2 [Member]
Number Share issued upon converion | shares	1,094,891
Amount Converted | $	$ 15,000
Converion Price Per Share | $ / shares	$ 0.0137
Second Conversion [Member] | Power Up Note #1 [Member]
Number Share issued upon converion | shares	1,398,601
Amount Converted | $	$ 20,000
Converion Price Per Share | $ / shares	$ 0.0143
Second Conversion [Member] | Power Up Note #2 [Member]
Number Share issued upon converion | shares	2,150,538
Amount Converted | $	$ 20,000
Converion Price Per Share | $ / shares	$ 0.0093
Total Conversion [Member] | Power Up Note #1 [Member]
Number Share issued upon converion | shares	3,990,961
Amount Converted | $	$ 55,500
Converion Price Per Share | $ / shares	$ 0
Total Conversion [Member] | Power Up Note #2 [Member]
Number Share issued upon converion | shares	4,617,034
Amount Converted | $	$ 46,110
Converion Price Per Share | $ / shares	$ 0